Shareholder Fees	Dec. 31, 2024
First Trust Nasdaq-100 Select Equal Weight ETF | First Trust Nasdaq-100 Select Equal Weight ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%